Note 15 - Income Tax - Earning Before Income Tax by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings before income tax	$ 193,981	$ 209,005
Canada Revenue Agency [Member] | Foreign Tax Authority [Member]
Earnings before income tax	32,125	22,174
Internal Revenue Service (IRS) [Member] | Domestic Tax Authority [Member]
Earnings before income tax	$ 161,856	$ 186,831